Repurchase agreements (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Repurchase Agreements
Repurchase agreements	$ 783,837	$ 308,583	$ 210,454	$ 197,242
Fair value of securities repurchase agreement	747,531	$ 309,225
Collateral amounted	$ 95,558